Income taxes - Total Income (Loss) From Continuing Operations Before Income Taxes and Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income (loss) before income taxes
United States	$ (268.7)	$ (545.5)	$ (177.2)
Foreign	193.4	197.7	114.6
Loss before income taxes	(75.3)	(347.8)	(62.6)
Current
United States	21.1	8.8	15.9
Foreign	61.2	46.0	34.7
Total	82.3	54.8	50.6
Deferred
United States	18.7	0.0	0.0
Foreign	16.9	24.5	(8.3)
Total provision for income taxes	$ 117.9	$ 79.3	$ 42.3